Consolidated Balance Sheets (Parentheticals)	Jun. 30, 2025 $ / shares shares
Ordinary shares, par value (in Dollars per share and Dollars per share) | $ / shares	$ 0.0000625
Ordinary shares, shares authorized	800,000,000
Ordinary shares, shares issued	16,000,000
Ordinary shares, shares outstanding	16,000,000
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share and Dollars per share) | $ / shares	$ 0.0000625
Ordinary shares, shares authorized	600,000,000
Ordinary shares, shares issued	13,660,000
Ordinary shares, shares outstanding	13,660,000
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share and Dollars per share) | $ / shares	$ 0.0000625
Ordinary shares, shares authorized	200,000,000
Ordinary shares, shares issued	4,640,000
Ordinary shares, shares outstanding	4,640,000